Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other current liabilities
Deposits	¥ 15,343,647		¥ 14,619,420
Salary and welfare	7,983,916		5,037,530
Rental fee payables	677,253		332,893
Internet data center fee	561,842		614,712
Liabilities for return allowances	496,005		425,135
Accrued administrative expenses	513,469		368,821
Professional fee	755,900		268,054
Vehicle fee	316,104		190,289
Interest payable	135,537		43,598
Payable related to employees' exercise of share-based awards	269,172		403,398
Others	2,981,726		2,352,330
Total	¥ 30,034,571	$ 4,602,999	¥ 24,656,180